STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------


AUGUST 1, 2005

AS SUPPLEMENTED ON NOVEMBER 1, 2005


INVESTMENT ADVISER:                                  SHAKER FUND

Shaker Investments, L.L.C.
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122


ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112
888-314-9048











This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 2005, as may be amended from time to time, offering shares of the Shaker Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended March 31, 2005 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                      1

1. INVESTMENT POLICIES AND RISKS                                              2

2. INVESTMENT LIMITATIONS                                                     6

3. MANAGEMENT                                                                 8

4. PORTFOLIO TRANSACTIONS                                                     18

5. PURCHASE AND REDEMPTION INFORMATION                                        21

6. TAXATION                                                                   23

7. OTHER MATTERS                                                              27

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PROXY VOTING PROCEDURES                                         C-1

11


GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup.

         "Administrator" means Citigroup.

         "Adviser" means Shaker Investments, L.L.C.

         "Board" means the Board of Trustees of the Trust.

         "Citigroup" means Citigroup Fund Services, LLC.

         "CFTC" means Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Citibank, N.A.

         "Distributor" means Foreside Fund Services, LLC.

         "Fitch" means Fitch Ratings.

         "Fund" means Shaker Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a  diversified  series of the Trust.  The Fund offers four  classes:
Intermediary Shares (formerly Institutional Shares), A Shares (formally Investor Shares), B Shares and C Shares. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

The Fund's investment in preferred stocks is subject to the credit risk relating to the financial condition of the issuers of those securities. To limit credit risk, the Fund may only invest in preferred stocks that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

The Fund may retain preferred stocks whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of securities, including preferred stocks. A description of the range of ratings assigned to preferred stocks by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and dividend or interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

2.       WARRANTS

GENERAL Warrants are securities issued either alone or with another security that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors, and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

3.       DEPOSITARY RECEIPTS

GENERAL The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.   FOREIGN SECURITIES

GENERAL The Fund may invest up to 10% of its net assets in foreign securities, including common stock, preferred stock and common stock equivalents issued by foreign companies.

RISK Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.  ILLIQUID AND RESTRICTED SECURITIES

GENERAL The term "illiquid securities," as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

DETERMINATION OF LIQUIDITY The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

RISKS Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

D.  TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

E.  CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

F.  COMMODITY POOL OPERATOR

The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a pool operator under the Act.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the U.S. ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

DIVERSIFICATION With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act.

B.  NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

CONCENTRATION Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of foreign governments.

3.  MANAGEMENT
--------------------------------------------------------------------------------
A.  TRUSTEES AND OFFICERS

The Board is responsible for oversight of the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor over the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.


------------------------------ ----------------- --------------------- ---------------------------------------------------
                                                  TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                   POSITION             LENGTH
            NAME                   WITH THE            OF TIME                               DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
J. Michael Parish              Chairman          Since 1989            Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Trustee           (Chairman since       Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                                                 2004)                 Thelen Reid & Priest LLP (law firm) from 1995 -
                                                                       2002.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Costas Azariadis               Trustee           Since 1989            Professor of Economics, University of
Born: February 15, 1943                                                California-Los Angeles; Visiting Professor of
                                                                       Economics, Athens University of Economics and
                                                                       Business 1998 - 1999.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
James C. Cheng                 Trustee           Since 1989            President, Technology Marketing Associates
Born: July 26, 1942                                                    (marketing company for small and medium sized
                                                                       businesses in New England).
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
INTERESTED TRUSTEE
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

John Y. Keffer                 Trustee           Since 1989            President, Forum Trust, LLC (a non-depository
Born: July 15, 1942                                                    trust company) since 1997;  President, Citigroup
                                                                       from 2003 to August 15, 2005; President, Forum
                                                                       Financial Group, LLC ("Forum")(a fund services
                                                                       company acquired by Citigroup in 2003).

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
OFFICERS
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Simon D. Collier               President          Since 2005           Managing Director and Principal Executive
Born:  October 22, 1961                                                Officer, Foreside Fund Services, LLC since 2005;
                                                                       Chief Operating Officer and Managing Director,
                                                                       Global Fund Services, Citibank, N.A. from 2003
                                                                       -2005; Managing Director, Global Securities
                                                                       Services for Investors, Citibank, N.A. from 1999
                                                                       -2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC;
Born: December 20, 1957        Financial                               Consultant, Foreside Solutions, LLC 2000 - 2003
                               Officer                                 (mutual fund development company).
------------------------------ ----------------- --------------------- ---------------------------------------------------


------------------------------ ----------------- --------------------- ---------------------------------------------------
                                                  TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                   POSITION             LENGTH
            NAME                   WITH THE            OF TIME                               DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Beth P. Hanson                 Vice President/   Since 2003            Relationship Manager, Citigroup since 2003;
Born: July 15, 1966            Assistant                               Relationship Manager, Forum 1999 - 2003.

                               Secretary
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup
Born: September 18, 1963                                               since 2004; Chief Financial Officer, The VIA
                                                                       Group, LLC (strategic marketing company) 2000 -
                                                                       2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Trudance Bakke                 Treasurer         Since 2005            Manager, Citigroup since 2003; Senior Manager of
Born: August 11, 1971                                                  Corporate Finance, Forum 1999 - 2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                                Counsel, PFPC, Inc. (a fund services company)
                                                                       1999 - 2004.
------------------------------ ----------------- --------------------- ---------------------------------------------------


               TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES


------------------------------------- ------------------------------------- --------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                            AS OF DECEMBER 31, 2004 IN ALL FUNDS
                                           DOLLAR RANGE OF BENEFICIAL       OVERSEEN BY TRUSTEE IN THE FAMILY OF
                                          OWNERSHIP IN THE FUND AS OF               INVESTMENT COMPANIES
              TRUSTEES                         DECEMBER 31, 2004
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
Costas Azariadis                                      None                                  None
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
James C. Cheng                                        None                                  None
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
J. Michael Parish None Over $100,000
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ------------------------------------- --------------------------------------
------------------------------------- ------------------------------------- --------------------------------------
John Y. Keffer                                        None                             $10,001-$50,000
------------------------------------- ------------------------------------- --------------------------------------

A.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


B.   INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended March 31, 2005, the Audit Committee met four times.

NOMINATING COMMITTEE The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating

Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended March 31, 2005, the Nominating Committee did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, and Parish, and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2005, the Valuation Committee met fourteen times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended March 31, 2005, the QLCC did not meet.

CONTRACTS COMMITTEE The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. The Contracts Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended March 31, 2005.

COMPLIANCE COMMITTEE The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. The Compliance Committee was formed at the Board's September 22, 2005 meeting and thus did not meet during the fiscal year ended March 31, 2005.


C.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $6,000 annual stipend will be paid to each Independent Trustee that serves as Chariman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended March 31, 2005.

---------------------------- -------------------- -------------------- -------------------- -------------------------
                                                                                               TOTAL COMPENSATION
                                COMPENSATION                                                     FROM THE FUND
                                  FROM FUND            BENEFITS            RETIREMENT           AND FUND COMPLEX
TRUSTEE
---------------------------- -------------------- -------------------- -------------------- -------------------------
---------------------------- -------------------- -------------------- -------------------- -------------------------
John Y. Keffer                          $    0            $0                   $0                       $         0
---------------------------- -------------------- -------------------- -------------------- -------------------------
---------------------------- -------------------- -------------------- -------------------- -------------------------
Costas Azariadis                    $517                  $0                   $0                   $36,200
---------------------------- -------------------- -------------------- -------------------- -------------------------
---------------------------- -------------------- -------------------- -------------------- -------------------------
James C. Cheng                      $517                  $0                   $0                   $36,200
---------------------------- -------------------- -------------------- -------------------- -------------------------
---------------------------- -------------------- -------------------- -------------------- -------------------------
J. Michael Parish                   $620                  $0                   $0                   $43,775
---------------------------- -------------------- -------------------- -------------------- -------------------------

D.  INVESTMENT ADVISER

SERVICES OF ADVISER The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER The Adviser is a privately owned limited liability company organized under the laws of Delaware in January 2002 and controlled by Edward P. Hemmelgarn. Prior to January 2002, the Fund was advised by Shaker Management, Inc. Shaker Management, Inc. merged with an affiliate, Shaker Investments, Inc., to create the Adviser. Shaker Investments, Inc. was a privately owned corporation organized under the laws of Ohio in 1991.


INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER The following summarizes information provided by the Adviser regarding the number of other accounts managed by the Fund portfolio managers within the following categories and the total assets in the accounts as of March 31, 2005: registered investment companies, other pooled investment vehicles, and other accounts.

Neither Mr. Hemmelgarn nor Dr. Mroz-Bremner serve as portfolio manager to any other registered investment company. Mr. Hemmelgarn also manages one other pooled investment vehicle with assets of $29.1 million ($11 million of which is assessed a performance based fee by the Adviser). Dr. Mroz-Bremner does not manage any other pooled assets. Mr. Hemmelgarn and Dr. Mroz-Bremner manage 319 other accounts with assets totaling $517.2 million. No other account pays the Adviser a performance based fee.


CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, the Adviser's portfolio manager, who manages multiple accounts, is presented with the following potential conflicts:

O The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund. The Adviser also maintains a Code of Ethics to detect and prevent activities of employees that would result in a breach of the Adviser's fiduciary duties to the Fund.

o If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To address this situation, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts through a trade rotation schedule.

o With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain accounts, the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous, transactions for another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or other account. To address this situation, the Adviser maintains a procedure for allocating portfolio transactions across multiple accounts through a trade rotation schedule.

o Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities. To address this situation, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts through a trade rotation schedule.

As set forth above, the Adviser has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER

 Mr. Hemmelgarn receives a fixed base cash salary and a cash percentage of the Adviser's profits. The cash percentage of profits is based on equity participation in the Adviser. Dr. Mroz-Bremner receives a fixed based cash salary and is eligible to participate in the Adviser's bonus program that takes into consideration a number of different factors including performance, client satisfaction and service, and the overall profitability of the Adviser.

PORTFOLIO MANAGER OWNERSHIP IN THE FUND

------------------------------------ ---------------------------------------------------------------
                                          DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUND AS
       PORTFOLIO MANAGER                                   OF MARCH 31, 2005
------------------------------------ ---------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------
Edward P. Hemmlegarn                                        Over $1 million
------------------------------------ ---------------------------------------------------------------

Karen Mroz-Bremner                                          $10,000-$50,000

------------------------------------ ---------------------------------------------------------------

FEES The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and assessed to each class based on average net assets for the previous month. The Adviser's fee is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF THE ADVISORY AGREEMENT The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under its Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

ADVISORY AGREEMENT APPROVAL At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory
Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds;
(3) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In particular, the Board focused on the factors discussed below.

The Board met with senior management of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources. The Adviser represented that it was sufficiently staffed to provide investment management support to the Fund. The Adviser also noted that it was in sound financial condition and profitable. With respect to the Adviser's profitability on services rendered under the Advisory Agreement, the Board observed that, during the past fiscal year, the Adviser waived its advisory fee and reimbursed Fund expenses in the amount of approximately $276,000. The Board concluded that the Adviser possessed the fundamental resources necessary to meet its continued contractual fee waiver obligation and its investment mandate. Specifically, the Board concluded, based upon a review of the balance sheet, that the Adviser was solvent. Additionally, the Board concluded that the Adviser has the requisite back office support to help ensure the continuation of Fund operations under the Advisory Agreement.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it served as Adviser to the Fund. The Adviser reported that it would continue to market the Fund through several distribution channels in an effort to increase Fund assets. The Board considered that in addition to the Fund, the Adviser managed separate accounts and a hedge fund. The Board also considered that the Fund outperformed its benchmark for the 3-months, 6-months and 9-month periods ended March 31, 2005 but underperformed the benchmark for the 1-Year and 3-Year periods ended March 31, 2005. The Board also noted that the Fund underperformed its Lipper Inc. peer group for the 3-months, 6-months, 9-months, 1-Year and 3-Year periods. The Board, however, noted the Adviser's belief that the market continued to favor value-oriented stocks versus the growth-oriented stocks in which the Fund invested but that recent trends seemed to indicate that growth may be coming back into favor. The Board concluded that the Fund benefited from the Adviser's management of the Fund.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Adviser's gross advisory fee with respect to the Fund was slightly higher than the mean and median advisory fee for its Lipper Inc. peer group but that the net advisory fee was lower than the mean and median of its Lipper Inc. peer group. The Board also observed that the Funds' total expenses were higher than the mean and median total expenses for their Lipper Inc. peer group but noted that the Adviser had agreed to waive its fee and reimburse Fund expenses in order to limit the Fund's net expenses to 1.45%, 1.65%, 2.25% and 2.20% of average daily net assets for Intermediary Shares, A Shares, B Shares and C Shares, respectively, through July 31, 2006. The Board noted that the Fund's net expenses were lower than those of other funds within their Lipper Inc. peer group. The Board also recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fee, after waivers, to be charged to the Fund was reasonable and consistent with the Lipper Inc. peer group average.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund did not contain breakpoints. The Board considered the size of the Fund as well as the fact that the Adviser has waived a portion of its fee and concluded that it would not be necessary to consider the implementation of fee breakpoints.

Finally, the Adviser represented that it receives a benefit arising from the use of soft dollars on trades from the Fund, which was used for the acquisition of research that may benefit not only the Fund, but potentially other clients of the Adviser. Based on the foregoing, the Board concluded that the use of soft dollars benefited the Fund.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Fund and its respective shareholders.

E.  DISTRIBUTOR

DISTRIBUTION SERVICES The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.


Under a distribution agreement with the Trust (the "Distribution Agreement"), the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of a Fund. The Financial Institutions may accept purchase, redemption, and other requests on behalf of a Fund. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of a Fund. Your order will be priced at a Fund's NAV next calculated after a Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with its contractual arrangements with the Fund and/or its agents. These Financial Institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charge and are responsible for promptly transmitting purchase, redemption, and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the Financial Institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Financial Institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their Financial Institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. A Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's A Shares. Table 2 in Appendix B describes the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the distributor. The data is presented for the past three years (or shorter depending on the Fund's commencement of operations).

DISTRIBUTION PLAN - A SHARES, B SHARES AND C SHARES In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, B Shares and C Shares which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and up to 0.75% of the average daily net assets of each of B Shares and C Shares as compensation for the Distributor's services as distributor. The Distribution Plan is a core component of the ongoing distribution of the Fund.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily NAV of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares, B Shares and C Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board for review, at least quarterly, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A Shares, B Shares or C Shares.

Table 4 in Appendix B describes the dollar amount of fees accrued by the Fund to the Distributor or its agents, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. This information is presented for the past three years (or shorter period depending on the Fund's commencement of operations).

COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officer and for providing the Compliance Services under the Compliance Agreement, the Distributor receives a fee from the Fund of (i) $27,500 per year and an (ii) annual fee of 0.01% of the Fund's average daily net assets, subject to an annual maximum of $20,000. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay the Distributor directly for the Compliance Services rendered to the Fund.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO and Certifying Officer services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Fund to the Distributor for Compliance Services, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

F.  OTHER FUND SERVICE PROVIDERS
ADMINISTRATOR As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

The Administrator receives a fee from the Fund at an annual rate of 0.10% of the average daily net assets of the Fund plus $24,000 per year. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Fund, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration

Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives a fee from the Fund of $45,000 per year, $12,000 per year for each additional share class above one, 0.01% of the average daily net assets of the Fund, plus certain out-of-pocket expenses. The fee is accrued daily by the Fund and is paid monthly.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Accounting Agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Table 6 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is presented for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

SHAREHOLDER SERVICING AGENT Pursuant to a Shareholder Service Plan (the "Plan") established by the Trust on behalf of the Fund, the Administrator is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by the Transfer Agent ("Shareholder Servicing Activities") with respect to A, B and C Shares. Under the Plan, the Administrator may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through the Administrator, with respect to each of A, B and C Shares, a fee of up to 0.25% of that class' average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees.

CUSTODIAN The Custodian, pursuant to an agreement with the Trust safeguards and controls the cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.


LEGAL COUNSEL Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue NW, Suite 200, Washington D.C. 20036,passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent registered public accounting firm, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

4.       PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
1.       HOW SECURITIES ARE PURCHASED AND SOLD

Transactions on a U.S. exchange are generally effected through brokers who charge commissions. Commissions charged on transactions effected on stock exchanges are negotiated.

Transactions in the over-the-counter markets usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. Securities purchased directly from the issuer are usually not subject to transactional costs. Generally, the purchase price of securities sold by underwriters includes a fixed commission or concession paid by the issuer to the underwriter while the purchase price of securities sold by a dealer includes an undisclosed mark-up representing the spread between the purchase price and the dealer's cost.

2.       COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES AND CHOOSING
         BROKER-DEALERS

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser will use its best efforts to select a financially responsible broker who will provide the best net execution (price received and commission paid) as well as be able to provide research services and an effective service in clearing and settling the transaction. This may not be the lowest commission but it should generally be competitive with prevailing rates. Adviser will take into consideration in determining the competitiveness of the commission rate all factors impacting on the execution of the order, including liquidity and the amount of capital commitment of the broker.

The Adviser may also take into consideration client referrals by brokers and trade accordingly with such brokers. This may not result in the lowest available commission rates but commissions should be within prevailing rates.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular account, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts.

When such concurrent authorizations occur, the objective will be to allocate the execution in a manner that is deemed equitable to the accounts involved. Client accounts will typically be allocated securities with the prices averaged on a per share basis.

When selecting brokers, the Adviser considers a variety of factors, including the following; ability to effect prompt and reliable executions at favorable prices; the operational efficiency with which the transactions are effected; the financial strength, integrity and stability of the broker; the risks of the broker in positioning a block of securities; the quality, comprehensiveness and frequency of available research services considered to be of value; and the competitiveness of commission rates in comparison with other brokers satisfying the Adviser's other selected criteria.

4.       OBTAINING RESEARCH FROM BROKERS

Research services furnished by brokers may include written information and analyses concerning specific securities, companies or sectors; market, financial and economic studies and forecasts; statistics and pricing or appraisal services, as well as discussions with research personnel. The Adviser is authorized to pay higher prices for the purchase of securities to brokerage firms that provide it with such investment and research information or to pay higher commission to such firms if the Adviser determines such prices or commission are reasonable in relation to the overall services provided. Research services provided by broker-dealers used by Adviser may be utilized by the Adviser and its affiliates in connection with its investment services for other accounts and, likewise, research services provided by broker-dealers used for transactions of other accounts may be utilized by the Adviser in performing its services for the Fund.

Table 8 in Appendix B lists each broker to whom the Fund directed brokerage over the last fiscal year in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.

5.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

6.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

7.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

8.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

9.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parent companies of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 9 in Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund's most recent fiscal year. Table 8 also includes the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

A.       PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Adviser makes publicly available, on a quarterly basis, information regarding the Fund's top ten or top 15 holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through the Fund or Adviser's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Adviser, Citigroup and the Custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services, mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Trustees, independent accountants and legal counsel to the Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Adviser or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Adviser's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund's portfolio holdings disclosure policy is periodically reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

 5.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

1.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

2.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the Distributor at NAV plus the applicable sales charge in the case of A Shares.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. Consistent with the provisions of the Trust's Trust Instrument, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.       UGMAS/UTMAS

If the  custodian's  name  is not in the  account  registration  of a  gifts  or
transfers  to  minor   ("UGMA/UTMA")   account,   the  custodian   must  provide
instructions in a manner indicating custodial capacity.

5.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. The Financial Institutions may accept purchase, redemption, and other requests on behalf of the Fund. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund. If you purchase shares through a Financial Institution, you will be subject to the Financial Institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any financial institution to carry out its obligations to you.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

6.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading on the New York Stock Exchange is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

8.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications of the Fund's Federal tax treatment to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.  QUALIFICATION  AS A REGULATED  INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is March 31 (the same as the Fund's fiscal year end).

2.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made to you (or deemed made) during the year.

3.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

4.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

5.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

6.       FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the taxation implications of Fund income received will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund and distributions of portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in the Fund.

7.       FOREIGN TAXES

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.

7.  OTHER MATTERS
--------------------------------------------------------------------------------
1.       THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund/(1)/                  Fountainhead Special Value Fund
Adams Harkness Small-Cap Growth Fund           Golden Large Core Value Fund/(5)/
Austin Global Equity Fund                      Golden Small Core Value Fund/(5)/
Auxier Focus Fund/(2)/                         Jordan Opportunity Fund
Brown Advisory Growth Equity Fund/(3)/         Investors Bond Fund
Brown Advisory Intermediate Bond Fund/(4)/     Mastrapasqua Growth Value Fund
Brown Advisory International Bond Fund/(3)/    Merk Hard Currency Fund/(5)/
Brown Advisory Maryland Bond Fund/(3)/         Payson Total Return Fund
Brown Advisory Real Estate Fund/(3)/           Payson Value Fund
Brown Advisory Small-Cap Growth Fund/(4)/      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund            Shaker Fund/(6)/
Brown Advisory Value Equity Fund/(3)/          Steepleview Fund
DF Dent Premier Growth Fund                    Winslow Green Growth Fund
Dover Responsibility Fund/(1)/


(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series. C shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.
(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
(3)  The Trust offers shares of  beneficial  interest in an
     Institutional  class  of  this  series.
(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(5)  The Trust offers  shares  of  beneficial   interest  in  Institutional  and
     Investor classes of this series.
(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance. For more information on any other series or class of shares of the Trust, you may contact the Transfer Agent.

SHAREHOLDER VOTING AND OTHER RIGHTS Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

FUND OWNERSHIP As of June 30, 2005, the percentage of Fund shares owned by all Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each class.

Also as of that date, certain shareholders of record owned 5% or more of a class of the Fund. Shareholders known by the Fund to own of record or beneficially 5% or more of a class are listed in Table 10 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 30, 2005, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the beneficial ownership of 25% or more of the Fund's voting securities. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

Listed below are shareholders who own of record or beneficially, 25% or more of the Fund's voting securities.

CONTROLLING PERSON INFORMATION

---------------------------------------------------- -----------------
                                  PERCENTAGE OF
                                   FUND OWNED
SHAREHOLDER
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Charles Schwab & Co., Inc. - Mutual Fd                    32.68%
SPL CSTDY A-C for EXCL BNFT CUST
101 Montgomery Street
San Francisco, CA 94104
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Lauer & Co.                                               25.39%
ATT Marie Knuttel Partnership
C/O Glenmede Trust Co.
P.O. Box 58997 Philadelphia, PA 19102-8997
---------------------------------------------------- -----------------

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

2.   PROXY VOTING PROCEDURES

A copy of the Trust's proxy voting procedures adopted on behalf of the Fund are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, will be available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807, (2) on the SEC's web site at WWW.SEC.GOV, and on the Fund's web site at www.shakerfund.com.

3.   CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

4.   REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

5.   FINANCIAL STATEMENTS

The financial statements of the Fund for the period ended March 31, 2005, which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCK

MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,           Preferred stock rated BB, B, and  CCC is regarded, on balance,  as
B, CCC        predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation  and CCC the  highest.  While  such issues will likely
              have   some   quality   and    protective characteristics,   these
              are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated Not  Prime do not  fall  within any of  the  Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees accrued for by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                   ADVISORY FEE              ADVISORY FEE           ADVISORY FEE
                                                      ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2005                         $324,356                  $163,849               $160,507
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2004                         $392,113                  $133,140               $258,973
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                         $243,725                  $199,979               $43,746
------------------------------------------- ---------------------------- ---------------------- ---------------------

TABLE 2 - SALES CHARGES - A SHARES ONLY

The following table shows the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                  AGGREGATE SALES               AMOUNT                 AMOUNT
                                                      CHARGE                   RETAINED              REALLOWED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2005                          $17,188                   $2,362                $14,826
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2004                          $69,088                   $7,740                $61,348
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                            $ 0                       $ 0                   $ 0
------------------------------------------- ---------------------------- ---------------------- ---------------------

TABLE 3 - COMPLIANCE FEES

The following table shows the dollar amount of fees accrued by the Fund, the amount of the fee that was waived by the Distributor, if any, and the actual fee received by the Distributor.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                    COMPLIANCE                COMPLIANCE             COMPLIANCE
                                                    FEE ACCRUED               FEE WAIVED            FEE RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
Year Ended March 31, 2005                             $6,222                      $0                   $6,222
------------------------------------------- ---------------------------- ---------------------- ---------------------


TABLE 4 - DISTRIBUTION FEES - A, B AND C SHARES ONLY

The following table shows the dollar amount of fees accrued by the Fund, pursuant to the 12b-1 Distribution Plan, the amount of fee that was waived by the Distributor or its agents, if any, and the actual fees received by the Distributor or its agents.

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  A SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2005                          $17,099                    $978                 $16,121
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2004                          $21,213                   $1,879                $19,334
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $29,218                    $ 226                $28,992
------------------------------------------- ---------------------------- ---------------------- ---------------------

------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  B SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2005                          $6,135                      $0                   $6,135
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2004                          $5,541                      $0                   $5,541
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $3,310                      $0                   $3,310
------------------------------------------- ---------------------------- ---------------------- ---------------------


------------------------------------------- ---------------------------- ---------------------- ---------------------
                                                       FEES                       FEE                   FEE
  C SHARES                                            ACCRUED                   WAIVED                RETAINED
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2005                          $7,280                      $0                   $7,280
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2004                          $5,558                      $0                   $5,558
------------------------------------------- ---------------------------- ---------------------- ---------------------
------------------------------------------- ---------------------------- ---------------------- ---------------------
   Year Ended March 31, 2003                          $4,385                      $0                   $4,385
------------------------------------------- ---------------------------- ---------------------- ---------------------

Of the $16,121 paid by the Fund with respect to A Shares, all was disbursed as compensation to broker-dealers. Of the $6,135 paid by the Fund with respect to B Shares, all was disbursed as compensation to broker-dealers. Of the $7,280 paid by the Fund with respect to C Shares, all was disbursed as compensation to broker-dealers.



TABLE 5 - ADMINISTRATION FEES

The following table shows the dollar amount of fees accrued by the Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                    ACCRUED                  WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2005                        $54,940                      $       0           $54,940
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2004                        $59,646                      $       0           $59,646
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2003                        $46,157                   $ 0                    $46,157
------------------------------------------- ------------------------ ----------------------- ------------------------


TABLE 6 - ACCOUNTING FEES

The following table shows the dollar amount of fees accrued by the Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                ACCOUNTING FEE           ACCOUNTING FEE          ACCOUNTING FEE
                                                    ACCRUED                  WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2005                        $86,587                      $       0           $86,587
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2004                        $87,760                  $1,000                  $86,760
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------
   Year Ended March 31, 2003                        $85,216                      $       0           $85,216
------------------------------------------- ------------------------ ----------------------- ------------------------


TABLE 7 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

-------------------------------------- ------------------- -------------------- ------------------ ------------------
                                                                  TOTAL               % OF
                                                                BROKERAGE           BROKERAGE            % OF
                                                               COMMISSIONS         COMMISSIONS       TRANSACTIONS
                                             TOTAL           ($) PAID TO AN        PAID TO AN         EXECUTED BY
                                           BROKERAGE        AFFILIATE OF THE    AFFILIATE OF THE    AN AFFILIATE OF
                                          COMMISSIONS            FUND OR             FUND OR          THE FUND OR
                                              ($)                ADVISER             ADVISER            ADVISER
-------------------------------------- ------------------- -------------------- ------------------ ------------------
-------------------------------------- ------------------- -------------------- ------------------ ------------------
  Year Ended March 31, 2005                 $93,153                $0                  0%                 0%
-------------------------------------- ------------------- -------------------- ------------------ ------------------
-------------------------------------- ------------------- -------------------- ------------------ ------------------
  Year Ended March 31, 2004                 $80,591                $0                  0%                 0%
-------------------------------------- ------------------- -------------------- ------------------ ------------------
-------------------------------------- ------------------- -------------------- ------------------ ------------------
  Year Ended March 31, 2003                 $122,117               $0                  0%                 0%
-------------------------------------- ------------------- -------------------- ------------------ ------------------

TABLE 8 - DIRECTED BROKERAGE

The following table lists each broker to whom the Fund directed brokerage in return for research services, the amount of transactions so directed, and the amount of commissions generated therefrom.

------------------------------------ ---------------------- ----------------------- ---------------------------------
                                                                    AMOUNT                     AMOUNT OF
                                            BROKER                 DIRECTED               COMMISSION GENERATED
------------------------------------ ---------------------- ----------------------- ---------------------------------
------------------------------------ ---------------------- ----------------------- ---------------------------------
   Year Ended March 31, 2005          Bloomberg Tradebook        $20,796,559                    $32,941
------------------------------------ ---------------------- ----------------------- ---------------------------------


TABLE 9 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

----------------------------------------------------------- ---------------------------------------------------------
REGULAR BROKER OR DEALER                                                           VALUE HELD
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
   Year Ended March 31, 2005                                                          N/A
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
   Year Ended March 31, 2004                                                          N/A
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
   Year Ended March 31, 2003                                                          N/A
----------------------------------------------------------- ---------------------------------------------------------

TABLE 10 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of June 30, 2005.

---------------------------- ---------------------------------------------------- --------------------
                                                                                      % OF CLASS
SHAKER FUND                                   NAME AND ADDRESS                           OWNED
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
INTERMEDIARY SHARES
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Lauer & Co.                                                 41.12
                             Attn. Marie Knuttel Partnership
                             C/O Glenmede Trust Co.
                             P.O. Box 58997 Philadelphia, PA 19102-8997
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Charles Schwab & Co., Inc. - Mutual Fd                      39.27
                             SPL CSTDY  A-C for EXCL  BNFT  CUST 101  Montgomery
                             Street San Francisco, CA 94104
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
A SHARES
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Charles Schwab & Co. Inc. - Mutual Fd                       28.87
                             SPL CSTDY  A-C for EXCL  BNFT  CUST 101  Montgomery
                             Street San Francisco, CA 94104
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Janney Montgomery Scott, LLC                                12.53
                             FBO Salem Community Hospital #2
                             1801 Market Street
                             Philadelphia, PA 19103-1675
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Parker Hunter, Inc.                                         11.98
                             FBO Salem Community Hospital #2
                             1995 East Salem Street
                             Salem, OH 44460
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
B SHARES
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Janney Montgomery Scott, LLC                                15.77
                             McMonagle Murello
                             1801 Market Street
                             Philadelphia, PA 19103-1675
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Janney Montgomery Scott, LLC                                6.98
                             John F. Burke, Jr.
                             1801 Market Street
                             Philadelphia, PA 19103-1675
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Wesbanco Trust and Investment Services                      5.68
                             FBO TTEE Mark Benson Md Trust
                             One Bank Plaza
                             Wheeling, WV 26003
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
C SHARES
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             McDonald Investments, Inc. FBO Numbered Account             37.41
                             4900 Tiedeman Road
                             Brooklyn, OH 44144
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Pershing LLC                                                8.12
                             P.O. Box 2052
                             Jersey City, NJ 07303-9998
---------------------------- ---------------------------------------------------- --------------------
---------------------------- ---------------------------------------------------- --------------------
                             Cynthia Haight Horwitz TTEE                                 6.58
                             For the Cathryn Horwitz Trust
                             7311 Hollyhock Lane
                             Solon, OH 44139
---------------------------- ---------------------------------------------------- --------------------

APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                  (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                  (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

              (D) CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

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


[GRAPHIC OMITTED]
PROXY VOTING
ORIGINALLY ISSUED:  JULY 28, 2003 VERSION: 1
Updated: N/A
[GRAPHIC OMITTED]
POLICY

Shaker Investments, L.L.C. ("Shaker", "Adviser" or the "Firm") determines its responsibility to vote proxies based on the following guidelines:

If the account is subject to ERISA, unless the voting of proxies with respect to the assets in the Account is designated to a named fiduciary with respect to the assets in the Account, and such designation is attached as an appendix to this Agreement, Adviser will exercise proxy voting rights with respect to the assets in the Account, in accordance with the investment guidelines and policies applicable to the assets in the Account, as provided to Adviser from time to time, in writing, by Client.

If Client is an institutional investor not subject to ERISA, Adviser has the right but not the duty to arrange for the services of a proxy voting advisory firm and the voting of proxies in accordance with the advice of such firm.

In  the  case  of  the  Shaker  Fund  the  adviser   exercises   the  right  and
responsibility for voting proxies.

In all other cases, Adviser shall have no rights or responsibilities for the voting of proxies with respect to the Account.

It is the Firm's policy when exercising the right to vote proxies to ensure that proxies are voted in a manner that is consistent with the best interests of its clients, to provide its clients with proxy voting policies and procedures upon request and to ensure information is maintained regarding how the firm voted with respect to client securities.

PROCEDURES

In those circumstances in which Shaker has proxy voting authority for clients, Shaker uses an independent proxy voting service, Institutional Shareholder Services (ISS) to research, recommend and vote proxies. Personnel at Shaker monitor the recommendations made by ISS and have the ability to change the vote if the recommendation is determined to not be in the best interest of a client. Generally, it is Shaker's philosophy to vote with management since Shaker is investing in that holding partly because of a favorable opinion of the current management team.


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


Shaker personnel flag any proposals on significant holdings where ISS recommends a vote against management. These proposals are then carefully reviewed by the Shaker portfolio management team and in-house researchers for appropriate action or, as in most cases, no action (meaning the ISS recommendation would be used). Any override of an ISS recommendation would occur only when management believes that it would be in the best interest of the client to do so. Such a change, and the reasoning behind it, would be documented appropriately.

CONFLICTS OF INTEREST

Shaker recognizes that under certain circumstances a conflict of interest may arise in voting proxies on behalf of a client. A "conflict of interest" means any circumstance when Shaker or one or more of its affiliates (including officers and employees) knowingly does business with (e.g. manages the issuer's assets, administers the issuers employee benefit plan) or receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore may appear to have a conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

If Shaker believes that it has a conflict of interest the proxy will be voted consistent with the recommendation of ISS provided that Shaker believes that such a vote is consistent with the best interests of the shareholders.

ABSTENTION

Shaker may abstain from voting proxies in certain circumstances. Shaker may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best interest of the shareholder, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when costs to shareholder to effect a vote would be uneconomic relative to the value of the shareholders investment in the issuer.

RECORDKEEPING

Shaker will maintain files relating to its proxy voting policies and procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with the records for the first two years kept in Shaker's principal office. Records of the following will be included in the files:

Copies of Shaker's proxy voting policies and procedures, and any amendments;

Copies of any documents Shaker created that were material to making a decision how to vote proxies, or that memorialize that decision; and

Copies of each written client request for information on how Shaker voted a client's proxies, and a copy of any written response to any (written or oral) client request for information on how Shaker voted the client's proxies.

DISCLOSURE

Shaker will disclose in its Form ADV Part II that its clients may contact Shaker by a toll-free number to obtain information on how Shaker voted such client's proxies (this is available on a quarterly or annual basis) and to request a copy of these policies and procedures. Further, a concise summary of these Proxy Voting Guidelines will be included in Shaker's Form ADV Part II, and will be updated whenever the policies and procedures are amended.


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